ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2022
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 9 - ACCRUED EXPENSES

Accrued expenses are as follows:

	June 30,	December 31,
	2022	2021
Research contract expenses (note 13)	$741,776	$193,537
Payroll	573,511	557,937
Payroll taxes	153,552	199,582
Investor relations firm fees (note 13)	140,000	584,000
Professional fees	213,228	144,377
Other expenses	42,727	5,976
Total	$1,864,794	$1,685,409